BANK LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
BANK LOANS

NOTE 8: BANK LOANS

Short-term bank borrowings consisted of the following:

	June 30, 2023	interest rate	due date	December 31, 2022	interest rate	due date
Agricultural Bank of China Funan Branch	$827,164	3.70%	4/10/24	$869,830	3.90%	4/11/23
Anhui Funan Rural Commercial Bank	1,930,049	5.90%	12/23/23	2,029,603	5.90%	12/23/23
Anhui Funan Rural Commercial Bank	827,164	5.90%	1/25/24	1,449,717	7.48%	3/29/23
Anhui Funan Rural Commercial Bank	1,378,607	5.90%	3/28/24	869,830	5.9%	1/25/23
Funan Yinghuai Rural Commercial Bank	827,164	5.50%	6/28/24	869,830	5.20%	6/15/23
Bank of China Funan Branch	1,102,885	3.60%	3/15/24	1,159,773	3.85%	3/15/23
Industrial and Commercial Bank of China	275,721	3.8%	4/28/24	-	-	-
Industrial and Commercial Bank of China	137,861	3.8%	5/28/24	-	-	-
Total	$7,306,616	-	-	$7,248,583	-	-

$1,102,885 and $1,159,773 of loans from Bank of China were pledged by mushroom houses at the end of June 30, 2023 and December 31, 2022, respectively. $827,164 and $869,830 of loans from Funan Yinghuai Rural Commercial Bank were pledged by compost tunnels at the end of June 30, 2023 and December 31, 2022, respectively. There were no restrictions on pledged assets.

NOTE 8: BANK LOANS

Short-term bank loans consisted of the following:

December 31,	2022	Interest rate	Due date	2021	Interest rate	Due date
Agricultural Bank of China Funan Branch	869,830	3.90%	4/11/23	944,005	3.85%	3/29/22
Anhui Funan Rural Commercial Bank	2,029,603	5.90%	12/23/23	1,573,341	5.22%	11/29/22
Anhui Funan Rural Commercial Bank	1,449,717	7.48%	3/29/23	2,202,678	7.58%	12/25/22
Anhui Funan Rural Commercial Bank	869,830	5.9%	1/25/23	1,573,341	8.52%	3/24/22
Funan Yinghuai Rural Commercial Bank	869,830	5.20%	6/15/23	944,005	4.00%	6/26/22
Bank of China Funan Branch	1,159,773	3.85%	3/15/23	1,573,341	3.85%	3/10/22
Total	7,248,583	-	-	8,810,711	-	-

$1,159,773 and $1,573,341 of loans from Bank of China were pledged by fixed assets as of December 31, 2022 and 2021, respectively. $869,830 and $944,005 of loans from Funan Yinghuai Rural Commercial Bank were pledged by fixed assets as of December 31, 2022 and 2021.

As of the date of this consolidated financial statements is issued, all the outstanding loans as of December 31, 2022 have been renewed. $869,830 loan from Agricultural Bank of China Funan Branch will expire on April 10. 2024, $869,830 loan from Funan Yinghuai Rural Commercial Bank will expire on June 28, 2024, $1,159,773 loan from Bank of China Funan Branch will expire on March 15, 2024, $2,029,603, $1,449,717 and $869,830 of loans from Anhui Funan Rural Commercial Bank will expire on November 29, 2023, March 28, 2024 and January 25, 2024, respectively.